Annual Total Returns - Delaware Diversified Income Fund - Class A	Oct. 31, 2021
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2012	6.88%
2013	(1.37%)
2014	5.11%
2015	(1.15%)
2016	3.56%
2017	5.26%
2018	(2.23%)
2019	10.76%
2020	10.55%
2021	(1.19%)